Events after the reporting period (Details) - ShipUp - Major business combination - ShipUp Holding SAS € in Millions	Oct. 31, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Voting equity interests acquired (in percentage)	100.00%
Cash transferred	€ 35.4
Equity interests of acquirer	€ 4.5
Equity interest, percentage of total equity	25.00%